UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Alpine Partners, L.P.
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Todd J. Mason
Title:          Analyst
Phone:          201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     11/12/02

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:     $61,954

List of Other Included Managers:    NONE

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                                                                                                              <
                                                                           FORM 13F INFO TABLE
                                                                  VALUE     SHARES /   SH PUT INV             VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT  PRN CALLDSC     SOLE    SNONE
AMERICAN GREETINGS               NOTE 7.000% 7/1   026476-AJ-4         1487    1000000PRN     Sole     100000000
ADVANCED MICRO DEV               DBCV 4.750% 2/0   007903-AE-7          684    1150000PRN     Sole     115000000
AT & T CDA INC                   DEPS RCPT CL B    00207Q-20-2         2056      64100SH      Sole       6410000
AMERICAN WTR WKS INC             COM               030411-10-2         3041      68100SH      Sole       6810000
BENCHMARK ELECTRS                NOTE 6.000% 8/1   08160H-AC-5          253     300000PRN     Sole      30000000
CHARTER FIN CORP                 COM               16122M-10-0          758      27000SH      Sole       2700000
CIT GROUP INC                    COM               125581-10-8          243      13500SH      Sole       1350000
CHECKPOINT SYS INC               SDCV 5.250%11/0   162825-AB-9          653     699000PRN     Sole      69900000
CALPINE CORP                     COM               131347-10-6          144      58500SH      Sole       5850000
CELL THERAPEUTICS                NOTE 5.750% 6/1   150934-AC-1          743    1650000PRN     Sole     165000000
DAVE & BUSTERS                   COM               23833N-10-4          841      75000SH      Sole       7500000
DOLE FOOD INC                    COM               256605-10-6          784      27000SH      Sole       2700000
DREYERS GRAND ICE                COM               261878-10-2         1649      23600SH      Sole       2360000
FLEMING COS INC                  NOTE 5.250% 3/1   339130-AR-7          886    1950000PRN     Sole     195000000
FORD MTR CO CAP TR               PFD TR CV6.5%     345395-20-6         1466      36200SH      Sole       3620000
GENERAL MTRS CORP                CL H NEW          370442-83-2          496      54200SH      Sole       5420000
GOLDEN ST BANCORP                COM               381197-10-2         5213     161300SH      Sole      16130000
HOLLYWOOD CASINO                 CL A              436132-20-3          570      47200SH      Sole       4720000
INTL SPECIALTY PRODS             COM               460337-10-8          160      16500SH      Sole       1650000
LOEHMANNS HOLDINGS               COM               540411-50-1         3074     117190SH      Sole      11719000
MEDIACOM COMMUN CORP             NOTE 5.250% 7/0   58446K-AA-3          587     850000PRN     Sole      85000000
MIRANT CORP                      NOTE 5.750% 7/1   604675-AC-2          742    1400000PRN     Sole     140000000
NORTEK INC                       COM               656559-10-1         1437      33200SH      Sole       3320000
PETROLEUM GEO SVCS               SPONSORED ADR     716597-10-9          169     222700SH      Sole      22270000
PHARMACIA CORP                   COM               71713U-10-2         8923     229500SH      Sole      22950000
POGO PRODUCING CO                NOTE 5.500% 6/1   730448-AE-7         1023    1000000PRN     Sole     100000000
PURE RESOURCES INC               COM               74622E-10-2         1060      47300SH      Sole       4730000
PAYPAL INC                       COM               704508-10-0         2023      99200SH      Sole       9920000
PENNZOIL-QUAKER ST               COM               709323-10-9          593      27000SH      Sole       2700000
SPEEDFAM-IPEC INC                COM               847705-10-0          249      67000SH      Sole       6700000
SOVEREIGN BANCORP                UNIT 11/12/2029   845905-30-6         1675      23000SH      Sole       2300000
AT&T CORP                        COM               001957-10-9        11106     924700SH      Sole      92470000
TRW INC                          COM               872649-10-8         3156      53900SH      Sole       5390000
TYCO INTL LTD NEW                COM               902124-10-6         1742     123539SH      Sole      12353900
UNILAB CORP NEW                  COM NEW           904763-20-8         2271     108300SH      Sole      10830000
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